Offsetting of financial assets and financial liabilities	12 Months Ended
Dec. 31, 2019
Offsetting of financial assets and financial liabilities
26 Offsetting of financial assets and financial liabilities
> Refer to “Note 27 – Offsetting of financial assets and financial liabilities” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Offsetting of derivatives
	2019		2018
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	3.9	3.0	5.5	4.8
OTC	63.6	61.9	63.4	60.7
Exchange-traded	0.3	0.2	0.2	0.3
Interest rate products	67.8	65.1	69.1	65.8
OTC-cleared	0.1	0.2	0.1	0.2
OTC	21.0	25.4	26.9	31.2
Foreign exchange products	21.1	25.6	27.0	31.4
OTC	10.1	10.4	10.2	10.3
Exchange-traded	5.3	5.0	11.8	14.2
Equity/index-related products	15.4	15.4	22.0	24.5
OTC-cleared	2.8	3.0	1.5	1.6
OTC	3.1	4.0	3.8	4.9
Credit derivatives	5.9	7.0	5.3	6.5
OTC	1.2	0.5	1.3	0.5
Other products [1]	1.2	0.5	1.3	0.5
OTC-cleared	6.8	6.2	7.1	6.6
OTC	99.0	102.2	105.6	107.6
Exchange-traded	5.6	5.2	12.0	14.5
Total gross derivatives subject to enforceable master netting agreements	111.4	113.6	124.7	128.7
Offsetting (CHF billion)
OTC-cleared	(6.0)	(5.3)	(6.0)	(5.8)
OTC	(87.0)	(93.6)	(92.5)	(99.1)
Exchange-traded	(4.9)	(4.9)	(11.6)	(12.5)
Offsetting	(97.9)	(103.8)	(110.1)	(117.4)
of which counterparty netting	(83.2)	(83.2)	(96.9)	(96.9)
of which cash collateral netting	(14.7)	(20.6)	(13.2)	(20.5)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.8	0.9	1.1	0.8
OTC	12.0	8.6	13.1	8.5
Exchange-traded	0.7	0.3	0.4	2.0
Total net derivatives subject to enforceable master netting agreements	13.5	9.8	14.6	11.3
Total derivatives not subject to enforceable master netting agreements [2]	4.4	3.7	3.8	3.9
Total net derivatives presented in the consolidated balance sheets	17.9	13.5	18.4	15.2
of which recorded in trading assets and trading liabilities	17.7	13.5	18.4	15.2
of which recorded in other assets and other liabilities	0.2	0.0	0.0	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2019				2018
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	80.6	(10.9)	69.7		86.6	(20.9)	65.7
Securities borrowing transactions	12.3	(0.5)	11.8		12.6	(2.2)	10.4
Total subject to enforceable master netting agreements	92.9	(11.4)	81.5		99.2	(23.1)	76.1
Total not subject to enforceable master netting agreements [1]	25.5	–	25.5		41.0	–	41.0
Total	118.4	(11.4)	107.0	[2]	140.2	(23.1)	117.1	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 85,556 million and CHF 81,818 million of the total net amount as of the end of 2019 and 2018, respectively, are reported at fair value.
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2019				2018
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	28.1	(11.4)	16.7		42.3	(22.5)	19.8
Securities lending transactions	5.5	0.0	5.5		4.2	(0.6)	3.6
Obligation to return securities received as collateral, at fair value	39.0	0.0	39.0		39.4	0.0	39.4
Total subject to enforceable master netting agreements	72.6	(11.4)	61.2		85.9	(23.1)	62.8
Total not subject to enforceable master netting agreements [1]	2.0	–	2.0		3.5	–	3.5
Total	74.6	(11.4)	63.2		89.4	(23.1)	66.3
of which securities sold under repurchase agreements and securities lending transactions	34.4	(11.4)	23.0	[2]	47.7	(23.1)	24.6	[2]
of which obligation to return securities received as collateral, at fair value	40.2	0.0	40.2		41.7	0.0	41.7
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 10,823 million and CHF 14,828 million of the total net amount as of the end of 2019 and 2018, respectively, are reported at fair value.
Amounts not offset in the consolidated balance sheets
	2019						2018
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	13.5	4.4		0.0		9.1	14.6	4.5		0.1		10.0
Securities purchased under resale agreements	69.7	69.7		0.0		0.0	65.7	65.7		0.0		0.0
Securities borrowing transactions	11.8	11.2		0.0		0.6	10.4	10.0		0.0		0.4
Total financial assets subject to enforceable master netting agreements	95.0	85.3		0.0		9.7	90.7	80.2		0.1		10.4
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	9.8	1.7		0.0		8.1	11.3	1.4		0.0		9.9
Securities sold under repurchase agreements	16.7	16.7		0.0		0.0	19.8	19.7		0.1		0.0
Securities lending transactions	5.5	4.5		0.0		1.0	3.6	3.2		0.0		0.4
Obligation to return securities received as collateral, at fair value	39.0	33.0		0.0		6.0	39.4	34.3		0.0		5.1
Total financial liabilities subject to enforceable master netting agreements	71.0	55.9		0.0		15.1	74.1	58.6		0.1		15.4
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.